OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about revenue and expenses by reportable segments [Table Text Block]
	Canada			United States			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	$	$		$	$		$	$	$
Year ended December 31
Revenues, net of royalties	1,219	1,814	3,190	525	666	883	1,744	2,480	4,073
Segmented loss	(6,268)	(4,948)	(3,279)	(5,364)	(261)	(2,207)	(11,632)	(5,209)	(5,486)
Amortization, depletion and impairment losses	4,062	1,785	2,324	11,666	844	2,169	15,728	2,629	4,493
Interest expense	901	950	1,236	-	-	294	901	950	1,530
Capital expenditures	780	414	305	1	42	225	781	456	530